CASH AND CASH EQUIVALENTS (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 4,595	¥ 31,695	$ 8,460	¥ 58,359	¥ 56,580	¥ 59,398
C N Y [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,582	24,709		37,333
U S [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	907	6,255		20,011
H K [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 106	¥ 731		¥ 1,015